Note 33 - Dividend income (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Dividens Revenue Line Items
Dividend income	€ 77,000,000	€ 103,000,000
Financial assets at fair value through profit or loss not classified as held for trading [Member]
Dividens Revenue Line Items
Dividend income	7,000,000	25,000,000
Financial Assets At Fair Value Through Other Comprehensive Income Member
Dividens Revenue Line Items
Dividend income	€ 70,000,000	€ 78,000,000